Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Current portion of restricted deposit	$ 359	$ 248
Noncurrent portion of restricted deposit	76	118
Operating lease cost	880	881	$ 775
Variable Lease, Payment	105	$ 77	$ 52
Lease Agreements [Member]
Leases [Line Items]
Current portion of restricted deposit	319
Noncurrent portion of restricted deposit	$ 76